Income Taxes (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)
Beginning balance | ¥		¥ 9,300		¥ 9,300		¥ 8,700
Provisions for uncertain tax positions in fiscal year | ¥				600
Ending balance | ¥		¥ 9,300		¥ 9,300		¥ 9,300
US$ [Member]
Beginning balance | $	$ 1,316		$ 1,355		$ 1,315
Provisions for uncertain tax positions in fiscal year | $			40
Ending balance | $	$ 1,316		$ 1,316		$ 1,355